UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund
(Ticker: PSYPX)

SEMI-ANNUAL REPORT
July 31, 2016

Palmer Square Income Plus Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Supplemental Information	30
Expense Example	32

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Income Plus Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 5.8%
$1,500,000	Abacus Innovations Corp. 3.750%, 6/9/2023[1,2]	$1,505,633
1,492,366	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	1,498,664
1,728,125	Avago Technologies Cayman Finance Ltd. 2.192%, 2/1/2021[2,3]	1,697,883
1,496,250	CCO Safari III LLC 3.250%, 8/24/2021[2]	1,503,110
991,671	Dell International LLC 4.000%, 4/29/2020[1,2]	993,223
825,000	Diamond Resorts Corp. 5.500%, 5/9/2021[1,2]	826,035
1,750,000	Flying Fortress, Inc. 3.500%, 4/30/2020[1,2]	1,758,759
1,892,047	Grosvenor Capital Management Holdings LLLP 3.750%, 1/2/2021[1,2]	1,887,317
1,745,625	HCA, Inc. 3.685%, 3/17/2023[1,2]	1,762,174
1,500,000	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,2]	1,506,135
250,000	KFC Holding Co. 3.192%, 6/16/2023[1,2]	251,661
500,000	Micron Technology, Inc. 6.000%, 4/26/2022[1,2]	506,375
1,500,000	NRG Energy, Inc. 3.500%, 6/14/2023[1,2]	1,497,000
1,750,000	Samsonite IP Holdings Sarl 4.000%, 4/12/2023[1,2,3]	1,769,687
	Texas Competitive Electric Holdings Co. LLC
203,571	5.000%, 7/27/2023[1,2]	204,208
46,429	5.000%, 7/27/2023[1,2]	46,545

	TOTAL BANK LOANS (Cost $19,138,854)	19,214,409

	BONDS – 76.9%
	ASSET-BACKED SECURITIES – 54.2%
1,437,457	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series Series 2004-4, Class A1, 1.208%, 10/25/2034[1,2]	1,424,414
	Apidos CLO XI
950,000	Series 2012-11A, Class D, 4.929%, 1/17/2023[1,2,4]	950,328
2,000,000	Series 2012-11X, Class D, 4.883%, 1/17/2023[1,2]	2,000,690
1,000,000	Apidos CLO XIV Series 2013-14A, Class D, 4.180%, 4/15/2025[1,2,4]	957,091
1,750,000	Apidos CLO XV Series 2013-15A, Class C, 3.946%, 10/20/2025[1,2,4]	1,688,400

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$6,000,000	Atrium CDO Corp. Series 8A, Class E, 6.715%, 10/23/2022[1,2,4]	$5,936,420
1,000,000	Atrium XI Series 11A, Class F, 6.765%, 10/23/2025[1,2,4]	776,420
3,500,000	BA Credit Card Trust Series 2014-A2, Class A, 0.751%, 9/16/2019[1,2]	3,503,423
	Babson CLO Ltd.
1,500,000	Series 2012-2A, Class CR, 4.226%, 5/15/2023[1,2,4]	1,468,932
5,750,000	Series 2014-IA, Class C, 4.146%, 7/20/2025[1,2,4]	5,382,000
3,000,000	Series 2014-3A, Class D1, 4.180%, 1/15/2026[1,2,4]	2,805,000
3,000,000	Series 2014-IIA, Class D, 4.279%, 10/17/2026[1,2,4]	2,728,479
	Battalion CLO V Ltd.
2,000,000	Series 2014-5A, Class C, 4.179%, 4/17/2026[1,2,4]	1,825,578
3,000,000	Series 2014-5A, Class D, 5.429%, 4/17/2026[1,2,4]	2,207,809
1,750,000	Benefit Street Partners CLO V Ltd. Series 2014-VA, Class D, 4.246%, 10/20/2026[1,2,4]	1,580,878
500,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class C, 4.229%, 7/18/2027[1,2,4]	472,547
	BlueMountain CLO Ltd.
1,250,000	Series 2011-1A, Class D, 4.626%, 8/16/2022[1,2,4]	1,254,631
750,000	Series 2013-2A, Class D, 4.252%, 1/22/2025[1,2,4]	737,815
1,560,000	Series 2013-1A, Class D, 5.226%, 5/15/2025[1,2,4]	1,438,179
	Carlyle Global Market Strategies CLO Ltd.
2,250,000	Series 2012-1AR, Class DR, 4.446%, 4/20/2022[1,2,4]	2,262,709
3,000,000	Series 2014-3A, Class C1, 4.434%, 7/27/2026[1,2,4]	2,954,934
	Catamaran CLO Ltd.
3,000,000	Series 2013-1A, Class D, 4.484%, 1/27/2025[1,2,4]	2,940,146
2,575,000	Series 2014-2A, Class C, 4.179%, 10/18/2026[1,2,4]	2,326,508
500,000	Series 2015-1A, Class E, 5.852%, 4/22/2027[1,2,4]	431,404
3,010,000	Cent CLO 17 Series 2013-17A, Class D, 6.637%, 1/30/2025[1,2,4]	2,920,982
1,500,000	Cent CLO 22 Ltd. Series 2014-22A, Class E, 7.032%, 11/7/2026[1,2,4]	961,332
1,300,000	Chase Issuance Trust Series 2014-A8, Class A8, 0.731%, 11/15/2018[1,2]	1,300,537
	CIFC Funding Ltd.
500,000	Series 2012-1AR, Class B2R, 6.876%, 8/14/2024[1,2,4]	496,579
2,250,000	Series 2012-2A, Class B1R, 4.330%, 12/5/2024[1,2,4]	2,221,510
	Citibank Credit Card Issuance Trust
2,150,000	Series 2013-A6, Class A6, 1.320%, 9/7/2018[1]	2,151,111
3,500,000	Series 2014-A4, Class A4, 1.230%, 4/24/2019[1]	3,507,658
280,546	Countrywide Asset-Backed Certificates Series 2005-6, Class M2, 1.008%, 12/25/2035[1,2]	280,568

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,750,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class D, 3.826%, 11/15/2025[1,2,4]	$2,471,905
500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.080%, 4/15/2027[1,2,4]	390,328
	Dryden XXIII Senior Loan Fund
3,325,000	Series 2012-23A, Class CR, 4.580%, 7/17/2023[1,2,4]	3,263,852
2,020,000	Series 2012-23A, Class DR, 6.680%, 7/17/2023[1,2,4]	1,972,415
1,750,000	Series 2012-23A, Class ER, 7.680%, 7/17/2023[1,2,4]	1,479,494
3,000,000	Dryden XXIV Senior Loan Fund Series 2012-24RA, Class ER, 6.576%, 11/15/2023[1,2,4]	2,921,451
697,309	Fieldstone Mortgage Investment Trust Series Series 2005-3, Class 2A2, 1.008%, 2/25/2036[1,2]	645,346
2,750,000	Finn Square CLO Ltd. Series 2012-1A, Class C, 4.240%, 12/24/2023[1,2,4]	2,646,979
	Flatiron CLO Ltd.
9,500,000	Series 2011-1A, Class D, 4.280%, 1/15/2023[1,2,4]	9,449,134
2,250,000	Series 2012-1A, Class D, 6.215%, 10/25/2024[1,2,4]	2,091,751
4,000,000	Series 2014-1A, Class C, 3.979%, 7/17/2026[1,2,4]	3,604,000
4,041,379	Ford Credit Auto Owner Trust Series 2013-B, Class A4, 0.760%, 8/15/2018[1]	4,039,273
2,000,000	Fraser Sullivan CLO VII Ltd. Series 2012-7A, Class CR, 4.146%, 4/20/2023[1,2,4]	1,999,079
1,920,270	GE Business Loan Trust Series 2006-2A, Class A, 0.661%, 11/15/2034[1,2,4]	1,778,415
3,250,000	Gramercy Park CLO Ltd. Series 2012-1A, Class DR, 6.179%, 7/17/2023[1,2,4]	3,146,150
1,250,000	Greywolf CLO II Ltd. Series 2013-1A, Class C, 4.510%, 4/15/2025[1,2,4]	1,242,501
	Greywolf CLO III Ltd.
2,250,000	Series 2014-1A, Class C, 4.302%, 4/22/2026[1,2,4]	2,161,361
2,100,000	Series 2014-1A, Class D, 5.802%, 4/22/2026[1,2,4]	1,865,169
1,000,000	Series 2014-1A, Class E, 6.452%, 4/22/2026[1,2,4]	745,995
407,106	GSAMP Trust Series 2004-HE2, Class A3C, 1.648%, 9/25/2034[1,2]	403,106
3,074,086	Home Equity Asset Trust Series 2004-7, Class M1, 1.418%, 1/25/2035[1,2]	2,981,512
2,000,000	Honda Auto Receivables Owner Trust Series 2016-1, Class A2, 1.010%, 6/18/2018[1]	2,000,370
1,000,000	Jamestown CLO II Ltd. Series 2013-2A, Class D, 6.452%, 1/22/2025[1,2,4]	892,658
1,119,916	Long Beach Mortgage Loan Trust Series 2000-1, Class AV1, 1.005%, 1/21/2031[1,2]	1,064,000
550,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.946%, 1/20/2025[1,2,4]	526,758

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Marine Park CLO Ltd.
$1,000,000	Series 2012-1A, Class CR, 4.176%, 10/12/2023[1,2,4]	$972,550
2,250,000	Series 2012-1A, Class DR, 6.076%, 10/12/2023[1,2,4]	2,151,531
1,513,977	Mercedes-Benz Auto Receivables Trust Series 2013-1, Class A4, 1.130%, 11/15/2019[1]	1,514,686
	Mountain View CLO Ltd.
4,300,000	Series 2013-1A, Class D, 3.967%, 4/12/2024[1,2,4]	3,803,638
1,500,000	Series 2014-1A, Class D, 4.430%, 10/15/2026[2,4]	1,245,169
250,000	Series 2015-9A, Class D, 6.030%, 7/15/2027[1,2,4]	209,947
1,500,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 5.519%, 10/13/2027[1,2,4]	1,226,431
1,500,000	Mountain View Funding CLO Ltd. Series 2006-1A, Class E, 5.080%, 4/15/2019[1,2,4]	1,500,216
1,000,000	Neuberger Berman CLO XII Ltd. Series 2012-12A, Class ER, 6.965%, 7/25/2023[1,2,4]	993,833
4,296,000	Nissan Auto Lease Trust Series 2014-B, Class A4, 1.290%, 3/16/2020[1]	4,302,599
1,951,797	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[1]	1,953,421
1,359,000	Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3, 3.211%, 11/15/2047[4]	1,363,078
1,500,000	OZLM Funding III Ltd. Series 2013-3A, Class D, 5.702%, 1/22/2025[1,2,4]	1,409,851
3,000,000	OZLM Funding Ltd. Series 2012-2A, Class C, 4.987%, 10/30/2023[1,2,4]	3,015,384
300,000	OZLM Funding V Ltd. Series 2013-5A, Class C, 4.179%, 1/17/2026[1,2,4]	288,760
1,921,235	RAMP Series Trust Series 2003-RS11, Class MII1, 1.583%, 12/25/2033[1,2]	1,782,694
784,181	Structured Asset Investment Loan Trust Series 2004-8, Class M1, 1.388%, 9/25/2034[1,2]	757,238
677,465	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-WF1, Class A1, 0.638%, 2/25/2036[1,2]	676,211
3,000,000	TICP CLO I Ltd. Series 2014-1A, Class C, 4.021%, 4/26/2026[1,2,4]	2,712,549
1,300,000	Towd Point Mortgage Trust Series 2016-3, Class A1, 2.250%, 8/25/2055[1,2,4]	1,298,133
3,305,000	Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.120%, 2/15/2019[1]	3,308,807
	Voya CLO Ltd.
3,250,000	Series 2012-3A, Class ER, 6.680%, 10/15/2022[1,2,4]	3,211,690
1,000,000	Series 2012-4A, Class C, 5.180%, 10/15/2023[1,2,4]	1,014,006
500,000	Series 2013-1A, Class C, 4.180%, 4/15/2024[1,2,4]	478,324

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,080,000	Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-3, Class M3, 0.948%, 11/25/2035[1,2]	$1,060,327
4,510,586	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series Series 2004-1, Class A3, 0.858%, 4/25/2034[1,2]	4,466,404
2,123,950	Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/2045[1,4]	2,136,214
	West CLO Ltd.
550,000	Series 2012-1A, Class D, 7.137%, 10/30/2023[1,2,4]	440,008
5,500,000	Series 2013-1A, Class D, 5.532%, 11/7/2025[1,2,4]	3,403,268
2,000,000	Series 2014-1A, Class C, 4.129%, 7/18/2026[1,2,4]	1,689,279
5,000,000	World Omni Automobile Lease Securitization Trust Series 2014-A, Class A3, 1.160%, 9/15/2017[1]	5,002,745

	TOTAL ASSET-BACKED SECURITIES (Cost $185,132,727)	179,067,005

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 12.6%
735,291	American Home Mortgage Investment Trust Series 2005-1, Class 7A2, 2.929%, 6/25/2045[1,2]	735,081
1,475,000	Banc of America Commercial Mortgage Trust Series 2006-5, Class AM, 5.448%, 9/10/2047[1]	1,479,025
380,000	CCRESG Commercial Mortgage Trust Series 2016-HEAT, Class B, 4.114%, 4/10/2029[4]	394,472
1,638,897	CD Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.322%, 12/11/2049[1]	1,650,102
410,576	CD Mortgage Trust Series 2007-CD5, Class A4, 5.886%, 11/15/2044[1,2]	424,130
576,019	Citigroup Mortgage Loan Trust Series 2014-A, Class A, 4.000%, 1/25/2035[1,2,4]	593,918
	Freddie Mac Structured Agency Credit Risk Debt Notes
890,479	Series 2013-DN2, Class M1, 1.938%, 11/25/2023[1,2]	894,143
474,115	Series 2014-HQ1, Class M1, 2.138%, 8/25/2024[1,2]	475,168
1,500,000	Series 2014-HQ2, Class M2, 2.688%, 9/25/2024[1,2]	1,528,588
1,237,017	Series 2014-DN4, Class M2, 2.888%, 10/25/2024[1,2]	1,247,149
738,429	Series 2016-HQA2, Class M1, 1.688%, 11/25/2028[1,2]	741,465
2,109,720	Series 2016-DNA3, Class M1, 1.588%, 12/25/2028[1,2]	2,113,488
	FREMF Mortgage Trust
1,365,000	Series 2013-K502, Class B, 2.618%, 3/25/2045[1,2,4]	1,370,306
1,750,000	Series 2012-K22, Class C, 3.686%, 8/25/2045[1,2,4]	1,762,994
1,764,000	Series 2012-K23, Class C, 3.656%, 10/25/2045[1,2,4]	1,771,266
3,040,000	Series 2014-K714, Class C, 3.849%, 1/25/2047[1,2,4]	3,011,351
795,000	Series 2012-K710, Class C, 3.821%, 6/25/2047[1,2,4]	806,556
2,500,000	Series 2014-K716, Class C, 3.953%, 8/25/2047[1,2,4]	2,499,520
1,637,000	GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.231%, 7/15/2031[1,2,4]	1,617,616

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$3,250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 3.192%, 8/15/2032[2,4]	$3,224,504
794,139	HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.758%, 10/25/2035[1,2]	735,529
1,352,578	LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, 5.430%, 2/15/2040[1]	1,369,546
1,644,410	Morgan Stanley Capital I Trust Series 2007-IQ13, Class A4, 5.364%, 3/15/2044[1]	1,667,111
825,505	Sequoia Mortgage Trust Series 9, Class 1A, 1.187%, 9/20/2032[1,2]	781,968
1,518,644	Terwin Mortgage Trust Series 2006-1, Class 1A3, 0.868%, 1/25/2037[1,2,4]	1,461,785
4,500,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 2.520%, 6/15/2029[2,4]	4,500,000
2,068,417	WaMu Mortgage Pass-Through Certificates Series Trust Series 2004-AR10, Class A3, 1.038%, 7/25/2044[1,2]	1,898,584
848,821	WinWater Mortgage Loan Trust Series 2015-1, Class A1, 3.500%, 1/20/2045[1,2,4]	877,168

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $41,449,536)	41,632,533

	CORPORATE – 10.1%
	COMMUNICATIONS – 0.8%
1,500,000	Blue Coat Holdings, Inc. 8.375%, 6/1/2023[1,4]	1,695,000
1,000,000	Verizon Communications, Inc. 1.127%, 8/15/2019[2]	1,000,000
		2,695,000
	CONSUMER, CYCLICAL – 0.5%
1,505,000	CVS Health Corp. 3.875%, 7/20/2025[1]	1,674,958

	CONSUMER, NON-CYCLICAL – 1.5%
1,550,000	Actavis Funding SCS 2.450%, 6/15/2019[3]	1,586,529
1,000,000	Acadia Healthcare Co., Inc. 6.500%, 3/1/2024[1]	1,035,620
320,000	Centene Corp. 4.750%, 5/15/2022[1]	331,200
1,000,000	Hill-Rom Holdings, Inc. 5.750%, 9/1/2023[1,4]	1,048,750
1,000,000	Universal Health Services, Inc. 4.750%, 8/1/2022[1,4]	1,032,500
		5,034,599

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY – 0.8%
$500,000	Memorial Resource Development Corp. 5.875%, 7/1/2022[1]	$501,355
760,000	Nabors Industries, Inc. 4.625%, 9/15/2021	675,307
1,550,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[1]	1,548,318
		2,724,980
	FINANCIAL – 5.1%
2,500,000	American Express Co. 4.900%, 12/29/2049[1,2]	2,415,625
1,000,000	Bank of New York Mellon Corp. 0.000%, 12/29/2049[1,2]	1,000,000
3,000,000	JPMorgan Chase & Co. 5.300%, 12/29/2049[1,2]	3,096,000
2,000,000	MetLife, Inc. 5.250%, 12/29/2049[1,2]	2,006,600
1,850,000	Morgan Stanley 4.875%, 11/1/2022	2,046,494
900,000	MPT Operating Partnership LP / MPT Finance Corp. 5.250%, 8/1/2026[1]	948,375
2,000,000	PNC Financial Services Group, Inc. 4.850%, 5/29/2049[1,2]	1,957,500
	Wells Fargo & Co.
2,000,000	1.740%, 7/26/2021[2]	2,012,334
1,400,000	5.900%, 12/29/2049[1,2]	1,494,500
		16,977,428
	INDUSTRIAL – 0.9%
850,000	Eagle Materials, Inc. 4.500%, 8/1/2026[1]	864,344
1,850,000	WestRock RKT Co. 3.500%, 3/1/2020	1,937,116
		2,801,460
	TECHNOLOGY – 0.5%
1,275,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 6/1/2019[4]	1,312,443

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$275,000	Micron Technology, Inc. 7.500%, 9/15/2023[1,4]	$301,384
		1,613,827
	TOTAL CORPORATE (Cost $32,974,353)	33,522,252

	TOTAL BONDS (Cost $259,556,616)	254,221,790

Number of Shares

	MUTUAL FUNDS – 3.4%
624,403	Palmer Square Long/Short Credit Fund - Class I5	11,270,474

	TOTAL MUTUAL FUNDS (Cost $11,655,054)	11,270,474

	SHORT-TERM INVESTMENTS – 1.5%
5,004,998	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.202%[6,7]	5,004,998

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,004,998)	5,004,998

	TOTAL INVESTMENTS – 87.6% (Cost $295,355,522)	289,711,671
	Other Assets in Excess of Liabilities – 12.4%	40,904,653

	TOTAL NET ASSETS – 100.0%	$330,616,324

LP – Limited Partnership

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. Dollars.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $158,221,398.

[5]	Investment in affiliated security. This Fund is advised by Palmer Square Capital Management which also serves as Advisor to Palmer Square Income Plus Fund.
[6]	The rate is the annualized seven-day yield at period end.
[7]	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(a)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(b)	$75,189,017	Receive	1-Month USD-LIBOR-ICE + 1.15%	7/15/17	$-	$177,118
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$177,118

(a)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2016 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)					Unrealized Appreciation (Depreciation)
		Expiration Date	Value At Trade Date	Value At July 31, 2016
	Description
(44)	2-Year U.S. Treasury Note (CBT)	September 2016	$(9,592,389)	$(9,636,000)	$(43,611)
(160)	5-Year U.S. Treasury Note (CBT)	September 2016	(19,212,141)	(19,522,500)	(310,359)
(75)	10-Year U.S. Treasury Note (CBT)	September 2016	(9,693,678)	(9,978,516)	(284,838)
TOTAL FUTURES CONTRACTS			$(38,498,208)	$(39,137,016)	$(638,808)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SUMMARY OF INVESTMENTS
As of July 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	5.8%
Bonds
Asset-Backed Securities	54.2%
Commercial Mortgage-Backed Securities	12.6%
Corporate	10.1%
Total Bonds	76.9%
Mutual Funds	3.4%
Short-Term Investments	1.5%
Total Investments	87.6%
Other Assets in Excess of Liabilities	12.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of July 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $283,700,468)	$278,441,197
Affiliated investments, at value (cost $11,655,054)	11,270,474
Total investments, at value (cost $295,355,522)	289,711,671
Foreign currency, at value (cost $125,732)	124,664
Cash	18,271,190
Cash held by broker	25,351,209
Receivables:
Unrealized appreciation on open swap contracts	177,118
Investment securities sold	8,372,376
Fund shares sold	49,577
Interest	1,086,153
Prepaid expenses	30,300
Other assets	664
Total assets	343,174,922

Liabilities:
Payables:
Investment securities purchased	11,073,019
Unrealized depreciation on open futures contracts	638,808
Fund shares redeemed	591,979
Advisory fees	127,290
Auditing fees	33,908
Shareholder servicing fees (Note 6)	32,005
Fund administration fees	22,421
Custody fees	16,082
Transfer agent fees and expenses	3,212
Fund accounting fees	3,029
Interest payable (Note 14)	2,250
Chief Compliance Officer fees	534
Trustees' fees and expenses	303
Accrued other expenses	13,758
Total liabilities	12,558,598

Net Assets	$330,616,324

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of July 31, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$358,796,777
Accumulated net investment income	509,165
Accumulated net realized loss on investments, purchased options contracts,
securities sold short, written options contracts and swap contracts	(22,583,009)
Net unrealized appreciation (depreciation) on:
Investments	(5,259,271)
Affiliated investments	(384,580)
Futures contracts	(638,808)
Swap contracts	177,118
Foreign currency translations	(1,068)
Net Assets	$330,616,324

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$330,616,324
Shares of beneficial interest issued and outstanding	34,493,309
Offering and redemption price per share	$9.58

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2016 (Unaudited)

Investment Income:
Dividends from affiliated investments	$198,725
Interest	7,664,427
Total investment income	7,863,152

Expenses:
Advisory fees	964,226
Interest on securities sold short	142,403
Fund administration fees	122,454
Fund accounting fees	96,140
Shareholder servicing fees (Note 6)	80,687
Registration fees	27,171
Legal fees	25,897
Transfer agent fees and expenses	23,421
Auditing fees	15,563
Custody fees	11,179
Interest expense (Note 14)	9,986
Miscellaneous	9,464
Shareholder reporting fees	9,294
Trustees' fees and expenses	4,056
Chief Compliance Officer fees	2,048
Insurance fees	811
Total expenses	1,544,800
Advisory fees waived	(76,416)
Affiliated fund fee waiver (Note 3)	(54,522)
Net expenses	1,413,862
Net investment income	6,449,290

Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments, Futures Contracts, Purchased Options
Contracts, Securities Sold Short, Swap Contracts, Swaptions Contracts and Foreign Currency:

Net realized gain (loss) on:
Investments	(17,772,719)
Affiliated investments	(153,291)
Purchased options contracts	(118,582)
Securities sold short	(684,571)
Swap contracts	(889,278)
Swaptions contracts	(25,500)
Foreign currency transactions	(2,814)
Net realized loss	(19,646,755)
Net change in unrealized appreciation/depreciation on:
Investments	21,951,291
Affiliated investments	389,488
Futures contracts	(638,808)
Purchased options contracts	41,966
Securities sold short	661,716
Swap contracts	2,143,303
Swaptions contracts	21,842
Foreign currency transactions	(1,068)
Net change in unrealized appreciation/depreciation	24,569,730
Reimbursment by affiliate for investment loss (Note 3)	226,661
Net realized and unrealized gain on investments, affiliated investments, futures contracts, purchased options contracts,
securities sold short, swap contracts, swaptions contracts and foreign currency	5,149,636
Net Increase in Net Assets from Operations	$11,598,926

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended July 31, 2016 (Unaudited)
		For the Year Ended January 31, 2016

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$6,449,290	$14,827,924
Net realized loss on investments, affiliated investments, purchased options contracts, securities sold short,
swap contracts, swaptions contracts and foreign currency	(19,646,755)	(2,125,371)
Net change in unrealized appreciation/depreciation on investments, affiliated investments, futures contracts, purchased options contracts, securities sold short,
swap contracts, swaptions contracts and foreign currency	24,569,730	(25,827,803)
Net increase from reimbursement by affiliate for investment loss (Note 3)	226,661	−
Net increase (decrease) in net assets resulting from operations	11,598,926	(13,125,250)

Distributions to Shareholders:
From net investment income	(8,170,336)	(14,343,014)
Total distributions to shareholders	(8,170,336)	(14,343,014)

Capital Transactions:
Net proceeds from shares sold	56,836,310	236,619,630
Reinvestment of distributions	6,526,037	12,767,341
Cost of shares redeemed[1]	(201,917,930)	(132,833,499)
Net increase (decrease) in net assets from capital transactions	(138,555,583)	116,553,472

Total increase (decrease) in net assets	(135,126,993)	89,085,208

Net Assets:
Beginning of period	465,743,317	376,658,109
End of period	$330,616,324	$465,743,317

Accumulated net investment income	$509,165	$2,230,211

Capital Share Transactions:
Shares sold	6,222,634	23,681,948
Shares reinvested	712,942	1,287,964
Shares redeemed	(22,142,286)	(13,439,726)

Net increase (decrease) in capital share transactions	(15,206,710)	11,530,186

[1]	Net of redemption fee proceeds of $128,969 and $63,338, respectively.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended July 31, 2016 (Unaudited)				For the Period February 28, 2014* through January 31, 2015
			For the Year Ended January 31, 2016

Net asset value, beginning of period	$9.37		$9.87		$10.00
Income from Investment Operations:
Net investment income[1]	0.17		0.32		0.31
Net realized and unrealized gain (loss) on investments	0.25		(0.51)		(0.19)
Net increase from reimbursement by affiliate of investment loss (Note 3)	0.01		−		−
Total from investment operations	0.43		(0.19)		0.12
Less Distributions:
From net investment income	(0.22)		(0.31)		(0.25)
Total distributions	(0.22)		(0.31)		(0.25)

Redemption fee proceeds[1]	−	[2]	−	[2]	−	[2]

Net asset value, end of period	$9.58		$9.37		$9.87

Total return[5]	4.72%	[3]	(2.02)%		1.25%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$330,616		$465,743		$376,658

Ratio of expenses to average net assets (including brokerage expense and interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	0.88%	[4]	0.80%		0.76%	[4]
After fees waived and expenses absorbed	0.80%	[4]	0.79%		0.75%	[4]

Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
After fees waived and expenses absorbed	0.72%		0.74%	[6]	0.75%	[6]

Ratio of net investment income to average net assets (including brokerage expense and interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	3.60%	[4]	3.24%		3.38%	[4]
After fees waived and expenses absorbed	3.68%	[4]	3.25%		3.39%	[4]

Portfolio turnover rate	75%	[3]	59%		14%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In 2016, 0.11% of the Fund's total return consists of a reimbursement by an affiliate for investment losses.

[6]	Unaudited.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

(e) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The Fund did not enter into any transactions in written swaptions contracts for the six months ended July 31, 2016.

(f) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

The Fund did not enter into any transactions in written options contracts for the six months ended July 31, 2016.

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period February 28, 2014 (commencement of operations) through January 31, 2016 and as of and during the six months ended July 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the Fund's average daily net assets. This agreement is in effect until May 31, 2017, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended July 31, 2016, the Advisor waived advisory fees totaling $76,416. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At July 31, 2016, the amount of these potentially recoverable expense was $120,981. The Advisor may recapture all or a portion of the following amounts no later than January 31, of the years stated below:

2018	$9,447
2019	35,118
2020	76,416
Total	$120,981

For the six months ended July 31, 2016, the Advisor voluntarily waived advisory fees of $54,522 associated with the Fund’s investment in the Palmer Square Long/Short Credit Fund. The Palmer Square Long/Short Credit Fund is also advised by the Advisor, and as such, deemed to be an affiliated security. Further information regarding transactions with affiliated securities is presented in Note 12 below. The waiver described in this paragraph is voluntary and may be terminated at any time by the Advisor. Amounts waived by the Advisor as described in this paragraph are not eligible for recovery by the Advisor.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. Effective August 31, 2015, UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to August 31, 2015, JP Morgan Chase Bank, N.A. served as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended July 31, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended July 31, 2016, are reported on the Statement of Operations.

The Advisor reimbursed the Fund $226,661 for losses from a valuation error. The amount is reported on the Fund’s Statement of Changes in Net Assets under the caption “Net increase from reimbursement by affiliate for investment loss”.

Note 4 – Federal Income Taxes
At July 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$295,358,934

Gross unrealized appreciation	$1,562,542
Gross unrealized depreciation	(7,209,805)

Net unrealized depreciation on investments	$(5,647,263)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

As of January 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$264,026
Undistributed long-term capital gains	-
Tax accumulated earnings	264,026

Accumulated capital and other losses	(2,932,842)
Unrealized depreciation on securities sold short	(661,716)
Unrealized depreciation on swaptions contracts	(21,842)
Unrealized depreciation on investments	(28,030,008)
Total accumulated deficit	$(31,382,382)

The tax character of distributions paid during the fiscal year ended January 31, 2016 and the period February 28, 2014 (commencement of operations) through January 31, 2015 was as follows:

Distribution paid from:	2016	2015
Ordinary income	$14,343,014	$8,301,951
Long-term capital gains	-	-
Total distributions paid	$14,343,014	$8,301,951

As of January 31, 2016, the Fund had a short-term capital loss carryover of $1,265,335 and a long-term capital loss carryforward of $1,667,507. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions
For the six months ended July 31, 2016, purchases and sales of investments, excluding short-term investments, options contracts and swap contracts were $198,495,386 and $305,480,096, respectively. Securities sold short and short securities covered were $33,814,390 and $79,747,646, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended July 31, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 180 days of purchase. For the six months ended July 31, 2016, and the year ended January 31, 2016, the Fund received $128,969 and $63,338, respectively, in redemption fees.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$19,214,409	$-	$19,214,409
Bonds**	-	254,221,790	-	254,221,790
Mutual Funds	11,270,474	-	-	11,270,474
Short-Term Investments	5,004,998	-	-	5,004,998
Total Investments	16,275,472	273,436,199	-	289,711,671
Other Financial Instruments***
Total Return Swap Contracts	-	177,118	-	177,118
Total Assets	$16,275,472	$273,613,317	$-	$289,888,789

Liabilities
Other Financial Instruments***
Futures Contracts	$638,808	$-	$-	$638,808
Total Liabilities	$638,808	$-	$-	$638,808

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of July 31, 2016 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Unrealized appreciation on open swap contracts	$-	$-	$-	$177,118	$177,118
	$-	$-	$-	$177,118	$177,118

Liabilities
Unrealized depreciation on open futures contracts	$-	$-	$-	$638,808	$638,808
	$-	$-	$-	$638,808	$638,808

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2016 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(100,061)	$-	$(18,521)	$(118,582)
Swap contracts	(75,076)	-	-	(814,202)	(889,278)
Swaptions contracts	(25,500)	-	-	-	(25,500)
	$(100,576)	$(100,061)	$-	$(832,723)	$(1,033,360)
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$24,445	$-	$17,521	$41,966
Futures contracts	-	-	-	(638,808)	(638,808)
Swap contracts	-	-	-	2,143,303	2,143,303
Swaptions contracts	21,842	-	-	-	21,842
	$21,842	$24,445	$-	$1,522,016	$1,568,303

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of July 31, 2016 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Swaptions Contracts	Notional amount	$1,666,667
Equity contracts	Purchased options contracts	Number of contracts	467
Interest rate contracts	Purchased options contracts	Number of contracts	167
	Futures contracts	Number of contracts	(93)
	Swap contracts	Notional amount	$60,115,303

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contracts	The Bank of Nova Scotia	$177,118	$-	$-	$177,118

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

Note 12 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Value End of Period	Interest/Income Credited to Income
Palmer Square Long/Short Credit Fund – Class I	$12,335,552	$198,725	$(1,500,000)	$(153,291)	$389,488	$11,270,474	$198,725

	Principal Amount/Shares Beginning of Period			Principal Amount/Shares End of Period
Security Description
		Purchases	Sales
Palmer Square Long/Short Credit Fund – Class I	699,691	11,317	(86,605)	624,403

Note 13 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 14 – Line of Credit
The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Interest expense for the six months ended July 31, 2016 is disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended July 31, 2016.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2016 (Unaudited)

Note 15 – Events Subsequent to Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Effective August 5, 2016, the Fund charges a redemption fee of 2.00% (as a percentage of the amount redeemed) on redemptions of Fund shares made within 30 days of purchase.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Income Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on June 7-9, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the Barclays U.S. Aggregate Bond Index and a group of comparable funds selected by Morningstar, Inc. from its Nontraditional Bond fund universe (the “Peer Group”) and funds in Morningstar, Inc.’s Ultrashort Bond fund universe (the “Fund Universe”) for the one-year period ended March 31, 2016; and reports comparing the investment advisory fees and total expenses of the Fund to those of the Peer Group and the Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was below the Barclays U.S. Aggregate Bond Index return by 7.89%, and below the Fund Universe and Peer Group median returns by 4.21% and 3.78%, respectively. The Trustees observed that the Fund’s underperformance for the period was primarily due to significant underperformance during the first quarter of 2016 and noted the Investment Advisor’s explanation that in January and February 2016 the Fund’s holdings in collateralized loan obligation debt and equity positions had experienced significant downward price volatility, but in March 2016 that market began to recover. The Trustees also noted that during the 2015 calendar year, the return of the Fund had been in the top quartile of funds in the Fund Universe and had exceeded the return of the Barclays Index. The Trustees considered the Investment Advisor’s continued belief in its investment thesis and noted that the Fund’s performance record was short and that review of the Fund’s performance over a longer period would be more meaningful.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund are satisfactory.

Palmer Square Income Plus Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fee (gross of fee waivers) and the total expenses (net of fee waivers) paid were below the Peer Group and Fund Universe medians. The Trustees considered that the Investment Advisor does not manage assets for any other clients using the same investment strategies as those used by the Fund, and therefore they could not compare the Fund’s advisory fees with those of any other clients of the Investment Advisor. The Trustees also considered the advisory fees paid by the Fund compared to those paid by other series of the Trust managed by the Investment Advisor and observed that the Fund’s investment advisory fees are in the same range as the fees for those other series.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s profits with respect to the Fund, noting that the Investment Advisor had waived a portion of its fees, and determined that the profit level was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund other than its receipt of investment advisory fees, including research received from broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Palmer Square Income Plus Fund
EXPENSE EXAMPLE
For the Six Months Ended July 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 to July 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	2/1/16	7/31/16	2/1/16 – 7/31/16
Actual Performance*	$ 1,000.00	$ 1,047.20	$ 4.05
Hypothetical (5% annual return before expenses)	1,000.00	1,020.86	4.00

*
Expenses are equal to the Fund’s annualized expense ratios of 0.80%, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Palmer Square Income Plus Fund
A series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388

Privacy Principles of the Palmer Square Income Plus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Income Plus Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Income Plus Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/7/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	10/7/2016